Investments and Advances-Other	12 Months Ended
Mar. 31, 2012
Investments and Advances-Other

(7) Investments and Advances-Other

Investments and advances at March 31, 2011 and 2012 consist of the following:

	Yen (millions)
	2011	2012
Current
Corporate debt securities	¥331	¥1,404
U.S. government agency debt securities	—	822
Advances	790	824
Certificates of deposit	1,366	1,509

	¥2,487	¥4,559

Investments and advances due within one year are included in other current assets.

	Yen (millions)
	2011	2012
Noncurrent
Auction rate securities	¥6,948	¥6,651
Marketable equity securities	92,421	100,829
Government bonds	1,999	1,999
U.S. government agency debt securities	37,029	10,913
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	969	969
Other	12,178	11,697
Guaranty deposits	23,735	21,679
Advances	1,159	1,276
Other	23,468	32,850

	¥199,906	¥188,863

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2011 and 2012 is summarized below:

	Yen (millions)
	2011	2012
Available-for-sale
Cost	¥46,017	¥44,818
Fair value	99,369	107,480
Gross unrealized gains	56,019	64,704
Gross unrealized losses	2,667	2,042

Held-to-maturity
Amortized cost	¥40,725	¥16,647
Fair value	40,649	16,711
Gross unrealized gains	91	84
Gross unrealized losses	167	20

Maturities of debt securities classified as held-to-maturity at March 31, 2012 are as follows:

Yen (millions)
Due within one year	¥3,735
Due after one year through five years	12,090
Due after five years through ten years	822

Total	¥16,647

There was no significant realized gains and losses from available-for-sale securities included in other income (expenses)-other, net for the years ended March 31, 2010, 2011 and 2012, respectively.

Gross unrealized losses on available-for-sale securities and held-to-maturity securities, and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥2,971	¥317
12 months or longer	12,302	1,725

	¥15,273	¥2,042

Held-to-maturity
Less than 12 months	¥5,734	¥20
12 months or longer	—	—

	¥5,734	¥20

Honda does not believe the decline in fair value of any of its investment securities to be other than temporary, which is based on factors such as financial and operating conditions of the issuer, the industry in which the issuer operates, degree and period of the decline in fair value and other relevant factors.